DISAGGREGATION OF REVENUES	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
DISAGGREGATION OF REVENUES

NOTE 17 – DISAGGREGATION OF REVENUES

Revenues generated from different revenue streams consist of the following:

	For the Years Ended December 31,
	2022	2021	2020
Real estate and related services:
Real estate sales	17,978,875	15,010,878	11,837,623
Land sales	1,670,630	240,000	-
Rental income	1,007,112	893,647	834,895
Real estate management income	623,186	520,857	467,658
Subtotal	21,279,803	16,665,382	13,140,176

Solar power and related services:
Solar power plants sales	561,331	-	-
Solar power plants operation and maintenance income	28,736	-	-
Electricity sales	185,915	-	-
Subtotal	775,982	-	-
Total	22,055,785	16,665,382	13,140,176

Revenues generated from different business types consist of the following:

	For the Years Ended December 31,
	2022	2021	2020
Rimawari-kun Business (a)	7,246,647	10,802,462	9,319,424
Rimawari-kun Pro Business (b)	13,067,561	4,528,377	2,583,039
Asset Management Business (c)	1,741,577	1,334,543	1,237,713
Total	22,055,785	16,665,382	13,140,176

(a)	Represents real estate sales, land sales, brokerage services, value-added management services and solar power plants sales provided to individual customers (not including high-net-worth individuals).
(b)	Represents real estate sales, land sales, brokerage services, value-added management services and solar power plants sales provided to corporate customers and high-net-worth individuals.
(c)	Represents rental services, property management services, solar power plants operation and maintenance services and electricity sales provided to customers.

The Company’s revenues are presented net of consumption tax collected on behalf of governments. The Company has elected to adopt the practical expedient for incremental costs to obtain a contract with a customer, i.e. sales commissions, with amortization periods of one year or less to be recorded in selling, general and administrative expenses when incurred.

Changes in the Company’s deferred revenue for the years ended December 31, 2022, 2021 and 2020 were presented in the following table:

	December 31,	December 31,	December 31,
	2022	2021	2020
Deferred revenue as of the beginning of the year	94,376	18,183	16,412
Net cash received in advance during the year	1,557,973	601,173	391,568
Deferred revenue addition in connection with business combination of SYLA Solar	45,415	-	-
Revenue recognized (consumption tax included) from opening balance of deferred revenue	(78,351)	(17,783)	(15,962)
Revenue recognized (consumption tax included) from deferred revenue arising during current year	(1,390,987)	(507,197)	(373,835)
Deferred revenue as of the end of the year	228,426	94,376	18,183

As of December 31, 2022, 2021 and 2020, and for the years then ended, substantially all of our long-lived assets and revenues generated are attributed to the Company’s operation in Japan.